THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER
    14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
              CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2006.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2005

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim O'Brien
Title:  Chief Financial Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Tim O'Brien
------------------
(Signature)

New York, New York
------------------
(City, State)

February 22, 2006
------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $350,036 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None



                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 9/30/05                       Name of Reporting Manager:  Sandell Asset Management

                                                                                                                 Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:    Item 6:   Item 7:   Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or Investment Managers    (a)      (b)     (c)
                                                   Number       Value   Principal  Discretion   See       Sole   Shared    None
                                                              (X$1000)    Amount              Instr.V

EYETECH PHARMACEUTICALS INC      COM              302297-10-6    4,117     229,245 SHS  SOLE                229,245  -      -
HIBERNIA CORP                    CL A             428656-10-2    1,532      51,000 SHS  SOLE                 51,000  -      -
HIBERNIA CORP PUT                CL A             428656-10-2    1,532      51,000 PUT  SOLE                      -  -      -
IDX SYSTEMS CORP                 COM              449491-10-9    2,255      52,218 SHS  SOLE                 52,218  -      -
IMS HEALTH INC                   COM              449934-10-8   11,075     440,000 SHS  SOLE                440,000  -      -
INSIGHT COMMUNICATIONS INC       CL A             45768V-10-8   25,292   2,174,700 SHS  SOLE              2,174,700  -      -
IVAX CORP                        COM              465823-10-2   54,067   2,051,100 SHS  SOLE              2,051,100  -      -
SIEBEL SYSTEMS INC               COM              826170-10-2  150,819  14,600,100 SHS  SOLE             14,600,100  -      -
WELLCHOICE INC                   COM              949475-10-7   81,099   1,068,500 SHS  SOLE              1,068,500  -      -
YORK INTERNATIONAL CORP          COM              986670-10-7   18,248     325,446 SHS  SOLE                325,446  -      -



                                               Value Total   $350,036

                                               Entry Total:        10